Taxes - Schedule of Taxes Payable (Details) - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Schedule of Taxes Payable [Abstract]
Income tax payable	$ 9,213	$ 7,756
Total taxes payable	$ 9,213	$ 7,756